OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER LIABILITIES [Abstract]
Advance subsidy from local authorities of Zhuhai, the PRC	$ 714	$ 299	$ 711
Other liabilities	1,774	2,069
Other liabilities, current	1,362	2,056
Other liabilities, noncurrent	412	13
Fair value of advances from the PRC	$ 1,666	$ 1,970